Material Accounting Policy Information (Tables)	12 Months Ended
Mar. 31, 2026
Material Accounting Policy Information [Abstract]
Schedule of Estimated Useful Lives

Depreciation is calculated using the straight-line method to allocate depreciable amounts over their estimated useful lives. The estimated useful lives are as follows:

Leasehold improvement	10 years
Plant and machinery	10 years
Furniture and fixtures	5 years
Computer and software	5 years
Tools and equipment	5 years
Setup costs	5 years